Revenue - Schedule of disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	$ 45,843,929	$ 31,046,812	$ 31,749,693
Technology services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	41,812,479	26,676,738	28,190,993
Software licenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	352,473	1,365,882	1,013,854
Support and maintenance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	1,872,620	1,772,203	1,519,424
SaaS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	89,692	65,187	42,662
Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	493,845	189,359
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	950,605	451,695	288,597
Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	272,215	442,077	657,711
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers		83,671	36,452
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	26,332,938	9,523,257	8,531,854
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	17,473,030	18,980,591	22,180,946
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	1,718,537	1,948,321	611,666
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	205,656	160,372	305,166
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	$ 113,768	$ 434,271	$ 120,061